Intangible Assets - Summary of Purchase Consideration (Details)	Mar. 11, 2021 USD ($)
Purchase consideration
Total Purchase Consideration	$ 40,000.0
PrimeiroPay
Purchase consideration
Cash Transferred	38,670,000
Contingent consideration at fair value	665,000
Total Purchase Consideration	$ 39,335,000